Goodwill and Other Intangible Assets - Summary of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016		$ 60,078
2017		54,622
2018		49,874
2019		44,375
2020		34,520
Thereafter		159,417
Total	$ 656,155	$ 402,886	$ 366,985